Trade and other payables, deposits received and accrued expenses - Summary of aging analysis of trade payable for reporting period (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Within 1 year [member]
Disclosure Of Aging Analysis Of Trade Payable For Reporting Period [Line Items]
Aging analysis of trade payable	¥ 20,713	¥ 16,962